Loans and Allowance for Loan Losses	12 Months Ended
Mar. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance For Loan Losses [Text Block]

Note 4:     Loans and Allowance for Loan Losses

Categories of loans, including loans held for sale, at March 31 include:

	2012	2011
	(In thousands)
Mortgage loans on real estate:
Residential:
1-4 Family	$46,095	$41,954
Second mortgages	1,326	1,542
Construction	5,009	5,362
Equity lines of credit	3,973	3,761
Commercial	36,421	33,898
Total mortgage loans on real estate	92,824	86,517
Commercial loans	17,470	19,132
Consumer/other loans	16,594	15,852
States and municipal government loans	1,543	764
Total Loans	128,431	122,265

Less
Net deferred loan fees, premiums and discounts	21	12
Undisbursed portion of loans	766	590
Allowance for loan losses	1,383	1,145

Net loans	$126,261	$120,518

The Company is a community-oriented financial institution that seeks to serve the financial needs of the residents and businesses in its market area. The Company considers Crawford County and surrounding counties in Illinois and Knox County and surrounding counties in Indiana as its market area. The principal business of the Company has historically consisted of attracting retail deposits from the general public and primarily investing those funds in one- to four-family residential real estate loans, commercial, multi-family and agricultural real estate loans, consumer loans, and commercial business and agricultural finance loans. For the most part, loans are collateralized by assets, primarily real estate, of the borrowers and guaranteed by individuals. Repayment of the loans is expected to come from cash flows of the borrowers or from proceeds from the sale of selected assets of the borrowers.

Loan originations are developed from continuing business with (i) depositors and borrowers, (ii) real estate broker referrals, (iii) auto dealer referrals, and (iv) walk-in customers. All of the Company’s lending is subject to its written underwriting standards and loan origination procedures. Upon receipt of a loan application, it is first reviewed by a loan officer in the loan department who checks applications for accuracy and completeness. The Company’s underwriting department then gathers the required information to assess the borrower’s ability to repay the loan, the adequacy of the proposed collateral, the employment stability and the credit-worthiness of the borrower. The financial resources of the borrower and the borrower’s credit history, as well as the collateral securing the loan, are considered an integral part of each risk evaluation prior to approval. A credit report is obtained to verify specific information relating to the applicant’s employment and credit standing. Income is verified using W-2 information, tax returns or pay-stubs of the potential borrower. In the case of a real estate loan, an appraisal of the real estate intended to secure the proposed loan is undertaken by an independent appraiser approved by the Company. The board of directors has established individual lending authorities for each loan officer by loan type. Loans over an individual officer’s lending limits must be approved by a loan officer with a higher lending limit, with the highest being that of the president and senior loan officer who have a combined lending authority up to $500,000. Loans with a principal balance over this limit must be approved by the directors’ loan committee, which meets weekly and consists of the chairman of the board, all outside directors, the president, the senior loan officer and loan officers. The senior loan officer and loan officers do not vote on the loans presented. The board of directors ratifies all loans that are originated. Once the loan is approved, the applicant is informed and a closing date is scheduled. Loan commitments are typically funded within 30 days.

The Company requires evidence of marketable title and lien position or appropriate title insurance on all loans secured by real property. The Company also requires fire and extended coverage casualty insurance in amounts at least equal to the lesser of the principal amount of the loan or the value of improvements on the property, depending on the type of loan. As required by federal regulations, the Company also requires flood insurance to protect the property securing its interest if such property is located in a designated flood area.

Management reserves the right to change the amount or type of lending in which it engages to adjust to market or other factors.

Residential Real Estate Lending. Residential mortgages include first liens on one- to- four-family properties, second mortgages, home equity lines of credit and construction loans to individuals for the construction of one- to- four-family residences. Residential loan originations are generated by the Company’s marketing efforts, its present customers, walk-in customers, and referrals from real estate brokers. Historically, the Company has focused its lending efforts primarily on the origination of loans secured by one- to four-family residential mortgages in its market area. The Company offers both adjustable and fixed rate mortgage loans. Substantially all of the Company’s one- to four-family residential mortgage originations are secured by properties located in its market area.

The Company offers adjustable-rate mortgage loans at rates and on terms determined in accordance with market and competitive factors. The Company currently originates adjustable-rate mortgage loans with a term of up to 30 years. The Company offers six-month and one-year adjustable-rate mortgage loans, and residential mortgage loans that are fixed for three years or five years, then adjustable annually after that with a stated interest rate margin generally over the one-year Treasury Bill Index. Increases or decreases in the interest rate of the Company’s adjustable-rate loans is generally limited to 200 basis points at any adjustment date and 600 basis points over the life of the loan. As a consequence of using caps, the interest rates on these loans may not be as rate sensitive as the Company’s liabilities. The Company qualifies borrowers for adjustable-rate loans based on the initial interest rate of the loan and by reviewing the highest possible payment in the first seven years of the loan. As a result, the risk of default on these loans may increase as interest rates increase.

The Company offers fixed-rate mortgage loans with a term of up to 30 years. The majority of the fixed rate loans currently originated by the Company are underwritten and documented pursuant to the guidelines of the Federal Home Loan Bank of Chicago’s (the “FHLB”) Mortgage Partnership Finance (“MPF”) program.

The Company will generally lend up to 80% of the lesser of the appraised value or purchase price of the security property on owner occupied one- to four-family loans. Residential loans do not include prepayment penalties, are non-assumable (other than government-insured or guaranteed loans), and do not produce negative amortization. Real estate loans originated by the Company contain a “due on sale” clause allowing the Company to declare the unpaid principal balance due and payable upon the sale of the security property. The Company utilizes private mortgage insurance.

The Company also offers home equity loans that are secured by the underlying equity in the borrower’s residence, and accordingly, are reported with the one- to- four- family real estate loans. As a result, the Company generally requires loan-to-value ratios of 90% or less after taking into consideration the first mortgage held by the Company. These loans typically have fifteen-year terms with an interest rate adjustment monthly.

The Company offers construction loans to individuals for the construction of one- to- four-family residences. Following the construction period, these loans may become permanent loans. Construction lending is generally considered to involve a higher level of credit risk since the risk of loss on construction loans is dependent largely upon the accuracy of the initial estimate of the individual property’s value upon completion of the project and the estimated cost (including interest) of the project. If the cost estimate proves to be inaccurate, the Company may be required to advance funds beyond the amount originally committed to permit completion of the project. The Company conducts periodic inspections of the construction project to help mitigate this risk.

Commercial Real Estate Lending. The Company also originates commercial, multi-family and agricultural real estate loans. The Company will generally lend up to 80% of the value of the collateral securing the loan with varying maturities up to 20 years with re-pricing periods ranging from daily to one year. In underwriting these loans, the Company currently analyzes the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the business. The Company generally requires personal guaranties on corporate borrowers. Appraisals on properties securing commercial and agricultural real estate loans originated by the Company are primarily performed by independent appraisers. The Company also offers small business loans, which are generally guaranteed up to 90% by various governmental agencies.

Commercial, multi-family and agricultural real estate loans generally present a higher level of risk than loans secured by one- to four-family residences. This greater risk is due to several factors, including the concentration of principal in a limited number of loans and borrowers, the effect of general economic conditions on income and the increased difficulty of evaluating and monitoring these types of loans. Furthermore, the repayment of loans secured by commercial, multi-family and agricultural real estate is typically dependent upon the successful operation of the business. If the cash flow from the project is reduced, the borrower’s ability to repay the loan may be impaired.

Commercial Lending. The Company also originates commercial and agricultural business loans. Unlike residential mortgage loans, which generally are made on the basis of the borrower’s ability to make repayment from his or her employment and other income and which are secured by real property whose value tends to be more easily ascertainable, commercial business and agricultural finance loans typically are made on the basis of the borrower’s ability to make repayment from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial business and agricultural finance loans may be substantially dependent on the success of the business itself (which, in turn, is likely to be dependent upon the general economic environment). The Company’s commercial business and agricultural finance loans are usually secured by business or personal assets. However, the collateral securing the loans may depreciate over time, may be difficult to appraise and may fluctuate in value based on the success of the business.

The Company’s commercial business and agricultural finance lending policy includes credit file documentation and analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral as well as an evaluation of conditions affecting the borrower. Analysis of the borrower’s past, present and future cash flows is also an important aspect of the Company’s current credit analysis. Nonetheless, such loans are believed to carry higher credit risk than more traditional investments.

Consumer and Other Lending. The Company offers secured and unsecured consumer and other loans. Secured loans may be collateralized by a variety of asset types, including automobiles, mobile homes, equity securities, and deposits. The Company currently originates substantially all of its consumer and other loans in its primary market area. A significant component of the Company’s consumer loan portfolio consists of new and used automobile loans. These loans generally have terms that do not exceed five years. Generally, loans on vehicles are made in amounts up to 105% of the sales price or the value as quoted in BlackBook USA, whichever is least.

Consumer and other loan terms vary according to the type and value of collateral, length of contract and creditworthiness of the borrower. The underwriting standards employed by the Bank for consumer loans include an application, a determination of the applicant’s payment history on other debts and an assessment of ability to meet existing obligations and payments on the proposed loan. Although creditworthiness of the applicant is a primary consideration, the underwriting process also includes a comparison of the value of the security, if any, in relation to the proposed loan amount.

Consumer and other loans may entail greater credit risk than do residential mortgage loans, particularly in the case of consumer loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles. Indirect auto landing presents additional underwriting and credit risks. Further, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

State and Municipal Government Lending. The Bank originates both fixed and adjustable loans for state and municipal governments. Loans to state and municipal governments are generally at a lower rate than consumer or commercial loans due to the tax-free nature of municipal loans. For underwriting purposes, the Bank does not require financial documentation as long as the loan is to the general obligation of the local entity. However, proper documentation in the entity’s minutes, from a board meeting when a quorum was present, that indicate the approval to seek a loan and for the authorized individuals to sign for the loan, is required.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of March 31, 2012 and 2011:

	2012
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$581	$365	$168	$31	$—	$1,145
Provision charged to expense	(169)	(80)	790	157	—	698
Losses charged off	30	87	297	91	—	505
Recoveries	—	—	—	45	—	45
Balance, end of period	$382	$198	$661	$142	$—	$1,383
Ending balance: individually evaluated for impairment	$47	$—	$160	$10	$—	$217
Ending balance: collectively evaluated for impairment	$335	$198	$501	$132	$—	$1,166

Loans:
Ending balance	$56,403	$36,421	$17,470	$16,594	$1,543	$128,431
Ending balance: individually evaluated for impairment	$681	$—	$632	$35	$—	$1,348
Ending balance: collectively evaluated for impairment	$55,722	$36,421	$16,838	$16,559	$1,543	$127,083

	2011
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)

Allowance for loan losses:
Balance, beginning of year	$72	$593	$279	$29	$—	$973
Provision charged to expense	842	(83)	(42)	18	—	735
Losses charged off	333	169	69	54	—	625
Recoveries	—	24	—	38	—	62
Balance, end of period	$581	$365	$168	$31	$—	$1,145
Ending balance: individually evaluated for impairment	$27	$—	$3	$9	$—	$39
Ending balance: collectively evaluated for impairment	$554	$365	$165	$22	$—	$1,106

Loans:
Ending balance	$52,619	$33,898	$19,132	$15,852	$764	$122,265
Ending balance: individually evaluated for impairment	$315	$239	$10	$61	$—	$625
Ending balance: collectively evaluated for impairment	$52,304	$33,659	$19,122	$15,791	$764	$121,640

Management’s opinion as to the ultimate collectability of loans is subject to estimates regarding future cash flows from operations and the value of property, real and personal, pledged as collateral. These estimates are affected by changing economic conditions and the economic prospects of borrowers.

There have been no changes to the Company’s accounting policies or methodology from the prior periods.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on all loans at origination. In addition, commercial lending relationships over $100,000 are reviewed annually by the credit analyst or senior loan officer in our loan department in order to verify risk ratings. The Company uses the following definitions for risk ratings:

Watch – Loans classified as watch have minor weaknesses or negative trends. The is a possibility that some loss could be sustained

Special Mention – Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful – Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category and payment activity as of March 31, 2012 and 2011:

	2012
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)
Rating:
Pass	$54,462	$31,127	$15,900	$16,345	$1,418	$119,252
Watch	922	4,406	345	184	125	5,982
Special Mention	131	419	478	9	—	1,037
Substandard	360	469	100	10	—	939
Doubtful	528	—	647	46	—	1,221
Total	$56,403	$36,421	$17,470	$16,594	$1,543	$128,431

	2011
	Residential Real Estate	Commercial Real Estate	Commercial	Consumer/ Other Loans	State and Municipal Government	Total
	(In thousands)
Rating:
Pass	$51,798	$31,664	$17,767	$15,703	$634	$117,566
Watch	296	1,627	423	65	130	2,541
Special Mention	146	287	677	—	—	1,110
Substandard	272	81	259	27	—	639
Doubtful	107	239	6	57	—	409
Total	$52,619	$33.898	$19,132	$15,852	$764	$122,265

The following tables present the Company’s loan portfolio aging analysis as of March 31, 2012 and 2011:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Non- accrual	Total Loans Past Due and Non-accrual	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
	(In thousands)
Real Estate:
Residential:
1-4 Family	$126	$—	$—	$467	$593	$45,502	$46,095	$—
Construction	—	—	—	—	—	5,009	5,009	—
Second mortgages	—	—	—	—	—	1,326	1,326	—
Equity lines of credit	—	—	—	8	8	3,965	3,973	—
Commercial real estate	28	—	—	—	28	36,393	36,421	—
Commercial	—	—	—	632	632	16,838	17,470	—
Consumer/other loans	35	11	—	24	70	16,524	16,594	—
State and municipal government	8	—	—	—	8	1,535	1,543	—

Total	$197	$11	$—	$1,131	$1,339	$127,092	$128,431	$—

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Non- accrual	Total Loans Past Due and Non-accrual	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
	(In thousands)
Real Estate:
Residential:
1-4 Family	$121	$—	$—	$52	$173	$41,781	$41,954	$—
Construction	—	—	—	—	—	5,362	5,362	—
Second mortgages	—	—	—	—	—	1,542	1,542	—
Equity lines of credit	—	—	—	—	—	3,761	3,761	—
Commercial real estate	—	—	—	239	239	33,659	33,898	—
Commercial	—	333	—	6	339	18,793	19,132	—
Consumer/other loans	23	—	—	40	63	15,789	15,852	—
State and municipal government	—	—	—	—	—	764	764	—

Total	$144	$333	$—	$337	$814	$121,451	$122,265	$—

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

Impairment is measured on a loan-by-loan basis by either the present value of the expected future cash flows, the loan’s observable market value, or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses. Significant restructured loans are considered impaired in determining the adequacy of the allowance for loan losses.

The Company actively seeks to reduce its investment in impaired loans. The primary tools to work through impaired loans are settlement with the borrowers or guarantors, foreclosure of the underlying collateral, or restructuring.

The Company will restructure loans when the borrower demonstrates the inability to comply with the terms of the loan, but can demonstrate the ability to meet acceptable restructured terms. Restructurings generally include one or more of the following restructuring options; reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance, or other actions intended to maximize collection. Restructured loans in compliance with modified terms are classified as impaired.

The following tables present impaired loans for the years ended March 31, 2012 and 2011:

	2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized

Loans without a specific valuation allowance
Residential	$462	$462	$—	$122	$11
Commercial real estate	—	—	—	165	—
Consumer	1	1	—	8	—
Commercial	—	—	—	51	—
Loans with a specific valuation allowance
Residential	219	219	47	218	11
Commercial real estate	—	—	—	14	—
Consumer	34	34	10	45	4
Commercial	632	632	160	382	28
Total:
Residential	$681	$681	$47	$340	$22
Commercial real estate	$—	$—	$—	$179	$—
Consumer	$35	$35	$10	$53	$4
Commercial	$632	$632	$160	$433	$28

	2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized

Loans without a specific valuation allowance
Residential	$97	$97	$—	$67	$6
Commercial real estate	239	391	—	48	6
Consumer	40	40	—	13	1
Commercial	4	4	—	1	1
Loans with a specific valuation allowance
Residential	218	218	27	294	13
Commercial real estate	—	—	—	97	—
Consumer	21	21	9	17	1
Commercial	6	6	3	38	—
Total:
Residential	$315	$315	$27	$361	$19
Commercial real estate	$239	$391	$—	$145	$6
Consumer	$61	$61	$9	$30	$2
Commercial	$10	$10	$3	$39	$1

Included in certain loan categories in the impaired loans are troubled debt restructurings (TDR’s), where economic concession have been granted to borrowers who have experienced financial difficulties, that were classified as impaired. These concessions typically result from our loss mitigation activities and could include reductions in interest rate, payment extensions, forgiveness of principal, forbearance or other actions. TDR’s are considered impaired at the time of restructuring and typically are returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period of at least six months.

When loans are modified into a TDR, the Company evaluates any possible impairment similar to other impaired loans based on the present value of expected cash flows, discounted at the contractual interest rate of the original loan agreement, or based upon the current fair value of the collateral, less selling costs for collateral dependent loans. If the Company determined that the value of the modified loan is less than the recorded investment in the loan (net or previous charge-offs, deferred loan fees or costs, and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance. In periods subsequent to modification, the Company evaluates all TDR’s, including those that have payment defaults, for possible impairment and recognizes impairment through the allowance.

During the quarter ended September 30, 2011, the Company adopted ASU 2011-02. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for the receivables newly identified as impaired. As a result of adopting ASU 2011-02, the Company reassessed all restructurings that occurred on or after April 1, 2011, the beginning of the fiscal year, for identification of TDR’s. The Company identified no loans as troubled debt restructurings for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology. Thereafter, there was no additional impact to the allowance for loan losses as a result of the adoption.

The following table presents the recorded balance, at original cost, of troubled debt restructurings, as of March 31, 2012 and 2011.

	2012	2011
	(In thousands)

Residential	$220	$210
Commercial real estate	—	239
Commercial	146	11
Consumer	5	6

Total	$371	$466

The following table presents the recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring, as of March 31, 2012 and 2011.

	2012	2011
	(In thousands)

Residential	$197	$210
Commercial	—	4
Consumer	—	6

Total	$197	$220

The following table presents loans modified as troubled debt restructuring during the year ended March 31, 2012.

	Year Ended March 31, 2012
	Number of Modifications	Recorded Investment
	(In thousands)

1-4 family	1	$25
Commercial	1	144
Consumer	—	—

Total	2	$169

During the fiscal year ended March 31, 2012, the Company modified one one-to four-family residential real estate loan with a recorded investment of $25,000, which was deemed to be a TDR. The modification was made to lower the contractual interest rate and extend the amortization schedule by one month to lower the monthly payment. In addition, the Company modified one commercial loan with a total recorded investment of $144,000. The commercial loan was rewritten to alternate guarantors and the amortization schedule of the loan was extended by 18 months in order to lower the monthly payment.

The following table presents the Company’s nonaccrual loans at March 31, 2012 and 2011. This table excludes purchased impaired loans and performing troubled debt restructurings.

	2012	2011
	(In thousands)
Residential:
1-4 Family	$467	$52
Equity Lines of Credit	8	—
Commercial real estate	—	239
Commercial	632	6
Consumer/other loans	24	40

Total	$1,131	$337